Loans (Impaired Loans) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	[1]	¥ 980,884	¥ 989,703
Small balance homogeneous loans of which were collectively evaluated for impairment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment		¥ 302,251	¥ 347,839

[1]	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group's policy for placing loans in nonaccrual status corresponds to the Group's definition of impaired loans.